Unpaid Losses and Loss Adjustment Expenses - Loss Development (FY) (Details) $ in Thousands	Dec. 31, 2022 USD ($) Claim	Dec. 31, 2021 USD ($) Claim	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Claims Development [Line Items]
Incurred	$ 533,041
Total IBNR	37,205
Cumulative Paid	432,309
Net Unpaid losses and ALAE, years 2013 through 2022	100,732
Unpaid losses and ALAE, prior to 2013	177
Unpaid Losses, LPT	(25,913)
Unpaid losses and ALAE, net of reinsurance	74,996
Commercial Lines
Claims Development [Line Items]
Incurred	424,008									$ 10,018
Total IBNR	35,662
Cumulative Paid		$ 327,763
Net Unpaid losses and ALAE, years 2013 through 2022	96,245
Unpaid losses and ALAE, prior to 2013	177
Unpaid Losses, LPT	(25,913)
Unpaid losses and ALAE, net of reinsurance	70,509
Personal Lines
Claims Development [Line Items]
Incurred	109,033
Total IBNR	1,543
Cumulative Paid	104,546
Net Unpaid losses and ALAE, years 2013 through 2022	4,487
Unpaid losses and ALAE, net of reinsurance	4,487
Accident Year 2013
Claims Development [Line Items]
Incurred	31,411	31,094	$ 31,030	$ 30,846	$ 30,420	$ 30,419	$ 29,375	$ 28,817	$ 27,431	28,052
Total IBNR
Cumulative number of reported claims | Claim	5,821
Cumulative Paid	$ 31,300	30,929	30,842	30,351	29,824	29,162	27,223	25,695	22,094	13,934
Accident Year 2013 | Commercial Lines
Claims Development [Line Items]
Incurred	12,046	11,867	11,804	11,624	11,218	11,252	10,237	9,893	9,435
Total IBNR
Cumulative number of reported claims | Claim	613
Cumulative Paid	$ 11,935	11,702	11,620	11,137	10,650	10,147	8,622	7,643	6,211	3,979
Accident Year 2013 | Personal Lines
Claims Development [Line Items]
Incurred	19,365	19,227	19,226	19,222	19,202	19,167	19,138	18,925	17,996	18,034
Total IBNR	$ 0
Cumulative number of reported claims | Claim	5,208
Cumulative Paid	$ 19,365	19,227	19,222	19,214	19,174	19,014	18,600	18,052	15,883	$ 9,955
Accident Year 2014
Claims Development [Line Items]
Incurred	47,063	47,272	47,140	46,848	46,074	44,247	40,446	37,378	37,660
Total IBNR
Cumulative number of reported claims | Claim	5,491
Cumulative Paid	$ 46,633	46,718	46,457	45,591	43,464	40,192	34,718	30,492	21,534
Accident Year 2014 | Commercial Lines
Claims Development [Line Items]
Incurred	29,011	29,175	29,045	28,766	28,145	26,367	22,711	19,907	19,709
Total IBNR
Cumulative number of reported claims | Claim	1,754
Cumulative Paid	$ 28,608	28,648	28,389	27,544	25,609	22,446	17,458	13,977	8,715
Accident Year 2014 | Personal Lines
Claims Development [Line Items]
Incurred	18,052	18,097	18,095	18,082	17,929	17,880	17,735	17,471	17,951
Total IBNR	$ 0
Cumulative number of reported claims | Claim	3,737
Cumulative Paid	$ 18,025	18,070	18,068	18,047	17,855	17,746	17,260	16,515	$ 12,819
Accident Year 2015
Claims Development [Line Items]
Incurred	54,541	54,251	53,222	51,736	49,763	46,581	40,078	33,319
Total IBNR	$ 26
Cumulative number of reported claims | Claim	4,513
Cumulative Paid	$ 54,129	52,979	51,123	49,747	45,634	36,393	29,690	18,241
Accident Year 2015 | Commercial Lines
Claims Development [Line Items]
Incurred	39,093	38,824	37,795	36,372	34,478	31,861	26,633	22,442
Total IBNR	$ 26
Cumulative number of reported claims | Claim	2,361
Cumulative Paid	$ 38,685	37,563	35,833	34,497	30,475	22,549	17,817	10,470
Accident Year 2015 | Personal Lines
Claims Development [Line Items]
Incurred	15,448	15,427	15,427	15,364	15,285	14,721	13,445	10,877
Total IBNR	$ 0
Cumulative number of reported claims | Claim	2,152
Cumulative Paid	$ 15,444	15,416	15,290	15,250	15,159	13,844	11,873	$ 7,771
Accident Year 2016
Claims Development [Line Items]
Incurred	64,356	62,627	61,744	59,905	55,389	48,353	44,015
Total IBNR	$ 201
Cumulative number of reported claims | Claim	5,371
Cumulative Paid	$ 62,636	59,096	57,296	53,077	42,227	30,373	17,374
Accident Year 2016 | Commercial Lines
Claims Development [Line Items]
Incurred	48,677	46,993	46,089	44,355	40,440	34,935	32,396
Total IBNR	$ 201
Cumulative number of reported claims | Claim	3,557,000
Cumulative Paid	$ 46,957	43,644	41,945	37,967	27,785	19,135	10,255
Accident Year 2016 | Personal Lines
Claims Development [Line Items]
Incurred	15,679	15,634	15,655	15,550	14,949	13,418	11,619
Total IBNR	$ 0
Cumulative number of reported claims | Claim	1,814
Cumulative Paid	$ 15,679	15,452	15,351	15,110	14,442	11,238	$ 7,119
Accident Year 2017
Claims Development [Line Items]
Incurred	71,606	70,500	66,676	64,242	58,045	58,309
Total IBNR	$ 671
Cumulative number of reported claims | Claim	8,749
Cumulative Paid	$ 67,757	62,014	56,834	48,209	35,964	20,768
Accident Year 2017 | Commercial Lines
Claims Development [Line Items]
Incurred	56,649	55,589	51,883	49,749	44,495	44,251
Total IBNR	$ 671
Cumulative number of reported claims | Claim	5,832
Cumulative Paid	$ 52,800	47,148	42,308	34,205	23,020	12,448
Accident Year 2017 | Personal Lines
Claims Development [Line Items]
Incurred	14,957	14,911	14,793	14,493	13,550	14,058
Total IBNR	$ 0
Cumulative number of reported claims | Claim	2,917
Cumulative Paid	$ 14,957	14,866	14,526	14,004	12,944	$ 8,320
Accident Year 2018
Claims Development [Line Items]
Incurred	66,400	61,643	56,024	48,810	48,517
Total IBNR	$ 1,637
Cumulative number of reported claims | Claim	6,927
Cumulative Paid	$ 56,752	47,819	37,733	25,417	14,671
Accident Year 2018 | Commercial Lines
Claims Development [Line Items]
Incurred	60,102	55,261	49,741	42,432	42,624
Total IBNR	$ 1,637
Cumulative number of reported claims | Claim	6,124
Cumulative Paid	$ 50,508	41,577	31,633	19,799	10,375
Accident Year 2018 | Personal Lines
Claims Development [Line Items]
Incurred	6,298	6,382	6,283	6,378	5,893
Total IBNR	$ 0
Cumulative number of reported claims | Claim	803
Cumulative Paid	$ 6,244	6,242	6,100	5,618	$ 4,296
Accident Year 2019
Claims Development [Line Items]
Incurred	58,125	49,227	44,841	44,385
Total IBNR	$ 4,529
Cumulative number of reported claims | Claim	6,662
Cumulative Paid	$ 42,743	31,650	23,066	12,197
Accident Year 2019 | Commercial Lines
Claims Development [Line Items]
Incurred	55,263	46,329	42,129	41,286
Total IBNR	$ 4,529
Cumulative number of reported claims | Claim	6,320,000
Cumulative Paid	$ 39,893	28,958	20,462	10,078
Accident Year 2019 | Personal Lines
Claims Development [Line Items]
Incurred	2,862	2,898	2,712	3,099
Total IBNR	$ 0
Cumulative number of reported claims | Claim	342
Cumulative Paid	$ 2,850	2,692	2,604	$ 2,119
Accident Year 2020
Claims Development [Line Items]
Incurred	41,829	37,918	36,206
Total IBNR	$ 3,787
Cumulative number of reported claims | Claim	4,196
Cumulative Paid	$ 26,830	19,787	11,524
Accident Year 2020 | Commercial Lines
Claims Development [Line Items]
Incurred	39,193	35,328	33,867
Total IBNR	$ 3,787
Cumulative number of reported claims | Claim	3,830
Cumulative Paid	$ 24,225	17,332	10,217
Accident Year 2020 | Personal Lines
Claims Development [Line Items]
Incurred	2,636	2,590	2,339
Total IBNR	$ 0
Cumulative number of reported claims | Claim	366
Cumulative Paid	$ 2,605	2,455	$ 1,307
Accident Year 2021
Claims Development [Line Items]
Incurred	46,598	44,797
Total IBNR	$ 8,860
Cumulative number of reported claims | Claim	3,441
Cumulative Paid	$ 25,293	15,892
Accident Year 2021 | Commercial Lines
Claims Development [Line Items]
Incurred	42,266	40,388
Total IBNR	$ 8,744
Cumulative number of reported claims | Claim	2,861
Cumulative Paid	$ 21,313	12,870
Accident Year 2021 | Personal Lines
Claims Development [Line Items]
Incurred	4,332	4,409
Total IBNR	$ 116
Cumulative number of reported claims | Claim	580
Cumulative Paid	$ 3,980	$ 3,022
Accident Year 2022
Claims Development [Line Items]
Incurred	51,112
Total IBNR	$ 17,494
Cumulative number of reported claims | Claim	2,617
Cumulative Paid	$ 18,236
Accident Year 2022 | Commercial Lines
Claims Development [Line Items]
Incurred	41,708
Total IBNR	16,067
Cumulative number of reported claims | Claim		1,965
Cumulative Paid	12,839
Accident Year 2022 | Personal Lines
Claims Development [Line Items]
Incurred	9,404
Total IBNR	$ 1,427
Cumulative number of reported claims | Claim	652
Cumulative Paid	$ 5,397